Impact of Changes in Accounting Policies - Summary of reconciliation of non-cancellable operating lease commitments and lease liabilities recognized on initial application (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Lease liabilities [abstract]
Non-cancellable operating lease commitments discounted using the incremental borrowing rate as of April 1, 2019	¥ 59,469
Finance lease obligations as of March 31, 2019	5,713
Cancellable operating lease contracts	81,800
Extension options reasonably certain to be exercised	33,849
Lease liabilities as of April 1, 2019	¥ 180,831